Mineral Properties (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Mineral properties, net [Abstract]
Mineral properties, net	$ 50,479,859	$ 49,515,859		$ 50,479,859
Write-down of mineral properties	100,000	10,000	275,000	1,856,049
Common shares issued to purchase mineral claims	0	29,144,553	0
Payments made towards previously purchased mineral claim	100,000	191,061	3,574,252	7,209,870
Iris Royalty [Member]
Mineral properties, net [Abstract]
Mineral properties, net	50,000	50,000		50,000
Morelos [Member]
Mineral properties, net [Abstract]
Mineral properties, net	0	100,000		0
Write-down of mineral properties	100,000
San Miguel Project [Member]
Mineral properties, net [Abstract]
Mineral properties, net	21,992,263	21,992,263		21,992,263
Sleeper [Member]
Mineral properties, net [Abstract]
Mineral properties, net	25,891,490	24,827,490		25,891,490
Common shares issued to purchase mineral claims	964,000
Payments made towards previously purchased mineral claim	100,000
Mill Creek [Member]
Mineral properties, net [Abstract]
Mineral properties, net	2,096,616	2,096,616		2,096,616
Spring Valley [Member]
Mineral properties, net [Abstract]
Mineral properties, net	385,429	385,429		385,429
Reese River [Member]
Mineral properties, net [Abstract]
Mineral properties, net	$ 64,061	$ 64,061		$ 64,061